Transactions with related parties (Details Narrative) € in Thousands	3 Months Ended	6 Months Ended			10 Months Ended	11 Months Ended		12 Months Ended
	Mar. 21, 2014	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 USD ($)	Nov. 14, 2018	Nov. 18, 2018	Nov. 18, 2013 USD ($)	Dec. 31, 2021 USD ($)	Dec. 30, 2014 USD ($)
Related Party Transaction [Line Items]
Management fees-related party		$ 3,076,000		$ 2,987,000
Charter Hire Commission		826,000		851,000
Advances		1,350,000						$ 1,350,000
Accounts Payable, Related Parties, Current		176,000						247,000
Annual executive services fee		$ 296,000		324,000
Foreign Currency Exchange Rate, Translation		1.0990
Administrative service fee		$ 60,000		60,000
Master Management Agreement [Member]
Related Party Transaction [Line Items]
Daily management fee		$ 2,800		2,800				$ 2,750
Management fees annual upward percentage adjustment								3.00%
Management services agreement initial termination date		December 31, 2030	December 31, 2030					December 31, 2030
Additional option for automatic renewal								five-year increments
Administrative services days termination notice								6 months
Related Party Transaction, Terms and Manner of Settlement		5%	5%
Management fees-related party		$ 3,076,000		2,987,000
Charter Hire Commission payable to the Management company		1.25%	1.25%
Charter Hire Commission		$ 826,000		851,000
Advances		1,350,000		1,350,000
Dynagas Ltd. [Member] | Working Capital Advances [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current		2,409,000						$ 1,144,000
$30 million Sponsor Facility [Member] | Dynagas Holding Ltd [Member]
Related Party Transaction [Line Items]
Revolving credit facility borrowing capacity		$ 30,000,000					$ 30,000,000
Debt Instrument, Term							5 years
Description of scope, credit facility		to be used for general Partnership purposes	to be used for general Partnership purposes
Line of Credit Facility, Expiration Date		November 2023	November 2023
Proceeds from Lines of Credit								$ 0
$30 million Extended Sponsor Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Term					5 years
Executive Services Agreement [Member]
Related Party Transaction [Line Items]
Annual executive services fee		$ 591,000	€ 538
Executive services agreement duration	The Executive Services Agreement had an initial term of five years and, on November 18, 2018, was automatically renewed for successive five year terms, unless terminated earlier
Executive Services Agreement Initial Term [Member]
Related Party Transaction [Line Items]
Executive Services Agreement Duration Period	5 years
Executive Services Agreement Automatic Renewal [Member]
Related Party Transaction [Line Items]
Executive Services Agreement Duration Period						5 years
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Administrative services days termination notice		120 days	120 days
Administrative service fee		$ 60,000		$ 60,000
Administrative Services Agreement [Member] | Monthly fee [Member]
Related Party Transaction [Line Items]
Administrative service fee									$ 10,000